Description of Business and Significant Accounting Policies - Evaluation of Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Jun. 22, 2012	Dec. 31, 2011
Sale [Member]
Subsequent Event [Line Items]
Business Disposition, Price of Disposed Entity	$ 100
Entertainment Business [Member]
Subsequent Event [Line Items]
Assets Held-for-sale, Current		72
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net		64
Disposal Group, Including Discontinued Operation, Inventory		6
Disposal Group, Including Discontinued Operation, Intangible Assets, Net		2
Entertainment Business [Member] | Sale [Member]
Subsequent Event [Line Items]
Business Disposal, Software and Services Margin Threshold Triggering Additional Payment		25
Assets Held-for-sale, Current	67
Disposal Group, Including Discontinued Operation, Property, Plant, and Equipment, Net	51
Disposal Group, Including Discontinued Operation, Inventory	15
Disposal Group, Including Discontinued Operation, Intangible Assets, Net	$ 1